Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenues
Revenues	$ 705,799	$ 656,070	$ 460,023
Gain (loss) on sale of assets and amortization of deferred gains	0	260	(312)
Other operating income (expenses), net	(1,170)	2,991	3,881
Operating expenses
Voyage expenses and commission	185,088	162,037	118,929
Ship operating expenses	193,138	151,626	132,198
Charter hire expenses	117,779	92,712	70,673
Administrative expenses	14,123	14,705	12,558
Impairment loss on vessels	0	1,080	1,066
Depreciation	93,845	92,148	78,093
Total operating expenses	603,973	514,308	413,517
Net operating income (loss)	100,656	145,013	50,075
Other income (expenses)
Interest income	4,434	7,576	2,207
Interest expense	(59,547)	(75,108)	(59,840)
Share of results of associated companies	505	512	4,620
Gain (loss) on derivatives	(9,960)	11,165	145
Gain (loss) on marketable equity securities	1,828	(4,043)	0
Other financial items	(490)	(348)	501
Net other income (expenses)	(63,230)	(60,246)	(52,367)
Net income (loss) before income taxes	37,426	84,767	(2,292)
Income tax expense	237	232	56
Net income (loss)	$ 37,189	$ 84,535	$ (2,348)
Per share information:
Earnings (loss) per share: basic and diluted (in dollars per share)	$ 0.26	$ 0.59	$ (0.02)
Time charter revenues
Operating revenues
Revenues	$ 299,946	$ 331,469	$ 233,007
Voyage charter revenues
Operating revenues
Revenues	404,184	322,804	225,769
Other revenues
Operating revenues
Revenues	$ 1,669	$ 1,797	$ 1,247